NOTES RECEIVABLE (Details Textual)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, Loans and Financing Receivable, Net, Current	¥ 6,112,960	$ 901,960	¥ 4,660,177